OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002041716

HOMES 2025-NQM2 TRUST
Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Thomas C. Griffin III, Authorized Signatory, (212) 710-2184
Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1.	AMC Diligence, LLC - Executive Summary
Schedule 1 - Rating Agency Grades Report
Schedule 2 - Exception Grades Report
Schedule 3 - Valuation Summary Report
Schedule 4 - Data Compare Report

99.2.	Canopy Financial Technology Partners LLC - Narrative
Schedule 1 - Rating Agency Grades Detail Report
Schedule 2 - Rating Agency Grades Summary Report
Schedule 3 - Valuation Report
Schedule 4 - Data Compare Report

99.3.	Clarifii LLC - Narrative
Schedule 1 - Rating Agency Grades Detail Report
Schedule 2 - Rating Agency Grades Summary Report
Schedule 3 - Data Compare Report
Schedule 4 - ATR QM Report
Schedule 5 - Valuation Report

99.4.	Clayton Services LLC - Narrative
Schedule 1 - Valuations Summary
Schedule 2 - Non-ATR QM Upload
Schedule 3 - Waived Conditions Report
Schedule 4 - Conditions Report
Schedule 5 - Loan Level Tape Compare

99.5.	Consolidated Analytics, Inc. - Executive Summary
Schedule 1 - Due Diligence Standard
Schedule 2 - Valuations Summary Report
Schedule 3 - Grading Summary Report
Schedule 4 - Data Compare Report

99.6.	Digital Risk, LLC - Narrative
Schedule 1 - Data Integrity Report
Schedule 2 - Rebuttal Findings Report
Schedule 3 - Rating Agency Grades Report
Schedule 4 - Valuation Report

99.7.	Evolve Mortgage Services - Executive Summary
Schedule 1 - Valuations Summary
Schedule 2 - RA Grades Report
Schedule 3 - Data Compare
Schedule 4 - Exception Detail Report
Schedule 5 - ATR Report

99.8.	Infinity IPS, Inc. - Executive Summary
Schedule 1 - Valuation Report
Schedule 2 - Rating Agency Grades Report
Schedule 3 - Data Compare Report
Schedule 4 - Loan Level Exception Report
Schedule 5 - Supplemental Data
Schedule 6 - Individual Exception Report

99.9	Maxwell Diligence Solutions, LLC - Narrative
Schedule 1 - Standard Exceptions Report
Schedule 2 - Grading Report
Schedule 3 - Valuation Report
Schedule 4 - Supplemental Data Report
Schedule 5 - Data Compare Report

99.10	Selene Diligence LLC - Narrative
Schedule 1 - Rating Agency Grades Summary Report
Schedule 2 - Standard Findings Report
Schedule 3 - Valuation Report
Schedule 4 - Supplemental Data Extract
Schedule 5 - Data Compare Report

99.11	The StoneHill Group, Inc. - Narrative
Schedule 1 - ATR QM Report
Schedule 2 - Data Compare Report
Schedule 3 - Rating Agency Grades Detail Report
Schedule 4 - Rating Agency Grades Summary Report
Schedule 5 - Supplemental Data Extract Report
Schedule 6 - Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APF II RESI O4B-24A, LLC

By: Ares Alternative Credit Management LLC, its manager

	By:	/s/ Thomas C. Griffin III
Date: April 22, 2025	Name:	Thomas C. Griffin III
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibits Number

99.1.	AMC Diligence, LLC - Executive Summary
Schedule 1 - Rating Agency Grades Report
Schedule 2 - Exception Grades Report
Schedule 3 - Valuation Summary Report
Schedule 4 - Data Compare Report

99.2.	Canopy Financial Technology Partners LLC - Narrative
Schedule 1 - Rating Agency Grades Detail Report
Schedule 2 - Rating Agency Grades Summary Report
Schedule 3 - Valuation Report
Schedule 4 - Data Compare Report

99.3.	Clarifii LLC - Narrative
Schedule 1 - Rating Agency Grades Detail Report
Schedule 2 - Rating Agency Grades Summary Report
Schedule 3 - Data Compare Report
Schedule 4 - ATR QM Report
Schedule 5 - Valuation Report

99.4.	Clayton Services LLC - Narrative
Schedule 1 - Valuations Summary
Schedule 2 - Non-ATR QM Upload
Schedule 3 - Waived Conditions Report
Schedule 4 - Conditions Report
Schedule 5 - Loan Level Tape Compare

99.5.	Consolidated Analytics, Inc. - Executive Summary
Schedule 1 - Due Diligence Standard
Schedule 2 - Valuations Summary Report
Schedule 3 - Grading Summary Report
Schedule 4 - Data Compare Report

99.6.	Digital Risk, LLC - Narrative
Schedule 1 - Data Integrity Report
Schedule 2 - Rebuttal Findings Report
Schedule 3 - Rating Agency Grades Report
Schedule 4 - Valuation Report

99.7.	Evolve Mortgage Services - Executive Summary
Schedule 1 - Valuations Summary
Schedule 2 - RA Grades Report
Schedule 3 - Data Compare
Schedule 4 - Exception Detail Report
Schedule 5 - ATR Report

99.8.	Infinity IPS, Inc. - Executive Summary
Schedule 1 - Valuation Report
Schedule 2 - Rating Agency Grades Report
Schedule 3 - Data Compare Report
Schedule 4 - Loan Level Exception Report
Schedule 5 - Supplemental Data
Schedule 6 - Individual Exception Report

99.9	Maxwell Diligence Solutions, LLC - Narrative
Schedule 1 - Standard Exceptions Report
Schedule 2 - Grading Report
Schedule 3 - Valuation Report
Schedule 4 - Supplemental Data Report
Schedule 5 - Data Compare Report

99.10	Selene Diligence LLC - Narrative
Schedule 1 - Rating Agency Grades Summary Report
Schedule 2 - Standard Findings Report
Schedule 3 - Valuation Report
Schedule 4 - Supplemental Data Extract
Schedule 5 - Data Compare Report

99.11	The StoneHill Group, Inc. - Narrative
Schedule 1 - ATR QM Report
Schedule 2 - Data Compare Report
Schedule 3 - Rating Agency Grades Detail Report
Schedule 4 - Rating Agency Grades Summary Report
Schedule 5 - Supplemental Data Extract Report
Schedule 6 - Valuation Report